DERIVATIVES AND HEDGING ACTIVITIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Cash Flow Hedges of Interest Rate Risk
Losses reclassified into earnings associated with the discontinued cash flow hedges					$ 1,100,000
Notional amount					887,500,000
Notional amount to which Fifth Third Bank was the counterparty					687,500,000
Fair value of the company's derivative financial instruments designated as cash flow hedges
Interest rate swaps	0		0		30,094,000
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)	0	(21,223,000)	(4,256,000)	(33,935,000)	(36,643,000)
Amount of loss reclassified from accumulated OCI into earnings (effective portion)	0	(2,773,000)	(2,600,000)	(4,447,000)	(7,220,000)
Amount of loss recognized in earnings (ineffective portion)	0	(99,000)	(31,079,000)	(3,487,000)	(3,492,000)
Estimated additional gain (loss) to be reclassified to interest expense					10,700,000
Credit Risk Related Contingent Features
Termination value of interest rate swaps					$ 33,000,000